Feb. 01, 2016

MASSMUTUAL SELECT FUNDS

Supplement dated May 4, 2016 to the

Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the fourth sentence in the first paragraph found on page 33 for the MassMutual Select Large Cap Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The subadvisers currently define “large-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index (as of December 31, 2015, between $380 million and $587.22 billion).

Effective immediately, the following information replaces the fourth sentence in the first paragraph found on page 37 for the MM S&P 500® Index Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

As of December 31, 2015, the market capitalization range of companies included in the Index was $1.76 billion to $587.22 billion.

Effective immediately, the following information replaces the third sentence in the first paragraph found on page 95 for the MM MSCI EAFE® International Index Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

As of December 31, 2015, the market capitalization range of companies included in the Index was $1.62 billion to $237.46 billion, and the Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE